Common Stock - Additional Information (Detail) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock [Abstract]
Common stock authorized	1,300,000,000	220,000,000	220,000,000
Common stock per share		$ 0.01	$ 0.01
Common stock reserve for issuance	63,226,337	157,998,948	142,495,607